Deposits and Subordinated Debt - Summary of maturity schedule for deposits greater than one hundred thousand dollars booked in Canada (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 704,949	$ 685,631	$ 672,500
Canada [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	441,816	427,316
Canada [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	152,358	140,002
Canada [member] | Less than 3 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	21,096	20,626
Canada [member] | 3 to 6 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	12,711	12,761
Canada [member] | 6 to 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	27,723	20,933
Canada [member] | Over 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 90,828	$ 85,682